Debentures - Summary Of Changes In Debentures Based on Face Value (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	₩ 69,460,954	₩ 69,125,279
Changes In Debentures Based On Face Value [Abstract]
Issues	86,342,205	83,727,747
Repayments	(81,088,086)	(83,683,272)
Others	1,723,344	291,200
Ending	76,438,417	69,460,954
Structured debentures
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	90,640	710
Changes In Debentures Based On Face Value [Abstract]
Issues	0	90,000
Repayments	(70,080)	(70)
Others	0	0
Ending	20,560	90,640
Exchangeable bonds
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	240,000	240,000
Changes In Debentures Based On Face Value [Abstract]
Issues	0	0
Repayments	(240,000)	0
Others	0	0
Ending	0	240,000
Subordinated fixed rate debentures
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	4,453,970	5,354,890
Changes In Debentures Based On Face Value [Abstract]
Issues	0	0
Repayments	(8,820)	(900,920)
Others	0	0
Ending	4,445,150	4,453,970
Fixed rate debentures
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	45,624,127	45,424,094
Changes In Debentures Based On Face Value [Abstract]
Issues	82,306,421	74,530,666
Repayments	(73,559,815)	(74,330,633)
Others	0	0
Ending	54,370,733	45,624,127
Floating rate debentures
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	5,410,000	5,455,000
Changes In Debentures Based On Face Value [Abstract]
Issues	440,000	4,470,000
Repayments	(4,600,000)	(4,515,000)
Others	0	0
Ending	1,250,000	5,410,000
Debentures in Korean won
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	55,818,737	56,474,694
Changes In Debentures Based On Face Value [Abstract]
Issues	82,746,421	79,090,666
Repayments	(78,478,715)	(79,746,623)
Others	0	0
Ending	60,086,443	55,818,737
Floating rate debentures
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	2,532,921	2,168,341
Changes In Debentures Based On Face Value [Abstract]
Issues	975,755	1,673,645
Repayments	(728,965)	(1,349,020)
Others	342,490	39,955
Ending	3,122,201	2,532,921
Fixed rate debentures
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	11,109,296	10,482,244
Changes In Debentures Based On Face Value [Abstract]
Issues	2,620,029	2,963,436
Repayments	(1,880,406)	(2,587,629)
Others	1,380,854	251,245
Ending	13,229,773	11,109,296
Debentures in foreign currencies
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	13,642,217	12,650,585
Changes In Debentures Based On Face Value [Abstract]
Issues	3,595,784	4,637,081
Repayments	(2,609,371)	(3,936,649)
Others	1,723,344	291,200
Ending	₩ 16,351,974	₩ 13,642,217